Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	31132-0001/ CW1193342.3

May 15, 2007

BY COURIER AND EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549-7010

USA

Attention:	Donna Levy

Dear Sirs/Mesdames:

Re: Mainland Resources Inc. Registration Statement on Form SB-2 Filed April 11, 2007 File No. 333-142053

Thank you for your letter of May 1, 2007 with respect to the Form SB-2 filed by Mainland Resources Inc. (the “Company”). We enclose our response to your comment and four blacklined copies of our amendment to the Form SB-2. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of May 1, 2007.

Registration Statement on Form SB-2

General

1.            Please tell us whether Sohkie Puar and Sukvinder Puar are the same person. We may have further comment.

Sohkie Puar and Sukvinder Puar are the same person. Sukvinder Puar is his legal name.

Risk Factors

2.            We note that you have only one officer and director. Please add a risk factor that discusses the risk to the company from a corporate governance perspective. For example

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

discuss the risks to the company in regard to the approval of related party transactions, the compensation of the executive officer, the oversight of the accounting function, and the segregation of duties.

We have added the following risk factor, which discusses certain risks to the Company from a corporate governance perspective, under the section entitled “Risks associated with our business”.

We have one individual serving as a director and officer of our company and, as a result, we may be subject to certain risks from a corporate governance perspective.

We have one individual, Vijesh Harakh, serving as a director and officer of our company. Because we do not have any independent directors, we may be subject to certain risks from a corporate governance perspective, including risks relating to the approval of related party transactions, the compensation of executive officers, the oversight of the accounting function and the segregation of duties. We presume that our sole director and officer will act in accordance with the fiduciary duties owed to our company, however, there can be no assurance that this will in fact be the case. Our sole director and officer may act in a self interested manner in relation to dealings with our company which could adversely affect our financial condition and the ability to attract new investors.

3.            We note that Rahim Jivraj was President, CEO and Director and Sokhie Puar was Secretary, Treasurer and Director of Bloorcom Corp. and that each were also controlling shareholders of Bloorcom. Bloorcom filed an SB-2 in Feb. 2005 indicating that it would provide e-commerce solutions to medium sized retail businesses, which were designed to integrate with a business’s existing enterprise management software and existing customer websites. The company had minimal assets and revenues before it withdrew its SB-2 in March 2006. As such, please add a risk factor discussing the involvement of two of your main shareholders in a prior failed public offering. Discuss the extent of Messrs. Jivraj’s and Puar’s participation in Mainland Resources’ offering, if any, and in Bloorcom’s offering.

We have been advised that the Company does not have any information in connection with Bloorcom Corp. or any of Bloorcom’s directors and officers. As a result, the Company is not able to provide any input into Bloorcom’s offering. In addition, we have been advised by the Company that Messrs. Jivraj and Puar participated in private placement transactions with the Company in reliance upon Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended, in offshore transactions. Given their status as shareholders, the Company does not feel that a risk factor discussing the involvement of Messrs. Jivraj and Puar in a prior failed public offering is warranted. Should you require any additional information concerning Bloorcom and/or Bloorcom’s directors or officers, the Company suggests that the Staff contact Messrs. Jivraj and Puar directly.

Management

Directors and Officers

4.            We note your statement that Mr. Harakh has been self employed in the automotive business since May 2006. Please provide a complete biography for Mr. Harakh as required by

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Item 401(a) of Regulation S-B, including his business experience for the past five years and any directorships with reporting companies in the past five years.

We have amended the disclosure relating to Mr. Harakh’s biography, as required by Item 401(a) of Regulation S-B, including his business experience for the past five years and any directorships with reporting companies in the past five years, to the following.

Mr. Vijesh Harakh has acted as our sole director and officer since the resignation of Mr. Moyez Noormohamed on June 1, 2006. From June 1998 to April 2002, Mr. Harakh worked as a licensed mechanic at a privately operated automotive garage. From May 2002 to April 2006, Mr. Harakh worked as a licensed mechanic and service manager at another privately operated automotive garage. Most recently, Mr. Harakh has been self-employed as an automotive business-owner. Mr. Harakh is familiar with capital markets through self directed equity investments. Mr. Harakh studied at the British Columbia Institute of Technology between 1993-1994 and 1997- 1999, earning various certificates in the Automotive Program.

Undertakings

5.            Provide the undertaking required by Item 512(a) (4) and (g) of Regulation S-B.

We have revised the disclosure under Item 28 Undertakings to the following:

The undersigned company hereby undertakes that it will:

(1)	file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement to include:
(a)	any prospectus required by Section 10(a)(3) of the Securities Act;
(b)

reflect in the prospectus any facts or events which, individually or together, represent a fundamental change in the information in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than a 20% change in the aggregate offering price set forth in the "Calculation of Registration Fee" table in the effective registration statement; and

(c)	any additional or changed material information with respect to the plan of distribution not previously disclosed in the registration statement;
(2)

for determining liability under the Securities Act, treat each post-effective amendment as a new registration statement of the securities offered, and the offering of the securities at that time to be the initial bona fide offering;

(3)	file a post-effective amendment to remove from registration any of the securities being registered which remain unsold at the end of the offering; and

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(4)

For determining liability of the undersigned small business issuer under the Securities Act to any purchaser in the initial distribution of the securities, the undersigned small business issuer undertakes that in a primary offering of securities of the undersigned small business issuer pursuant to this Registration Statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned small business issuer will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(a)	Any preliminary prospectus or prospectus of the undersigned small business issuer relating to the offering required to be filed pursuant to Rule 424;
(b)	Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned small business issuer or used or referred to by the undersigned small business issuer;
(c)

The portion of any other free writing prospectus relating to the offering containing material information about the undersigned small business issuer or its securities provided by or on behalf of the undersigned small business issuer; and

(d)	Any other communication that is an offer in the offering made by the undersigned small business issuer to the purchaser.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of Mainland pursuant to the foregoing provisions, or otherwise, Mainland has been advised that in the opinion of the Commission that type of indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against said liabilities (other than the payment by Mainland of expenses incurred or paid by a director, officer or controlling person of Mainland in the successful defense of any action, suit or proceeding) is asserted by the director, officer or controlling person in connection with the securities being registered, Mainland will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of the issue.

For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant pursuant to Rule 424(b)(1) or (4) or 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

Signature Page

6.            Your Chief Accounting Officer and a majority of your directors must sign the registration statement. Please provide these signatures in the next amendment.

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The Company has one individual serving as its sole director and officer. The signature page has been revised to list Vijesh Harakh as the President, Secretary and Treasurer (Principal Executive Officer and Principal Accounting Officer). In addition, we have included the following:

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each person who signature appears below constitutes and appoints Vijesh Harakh as his true and lawful attorney-in-fact and agent, with full power of substitution and re-substitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this registration statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done in connection therewith, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent or any of them, or of their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the dates stated.

Signatures:

___________________

By: Vijesh Harakh

President, Secretary, Treasurer and Director

(Principal Executive Officer and Principal Accounting Officer)

Dated:

***

We look forward to any further comments you may have in regard to the amended SB-2 or with respect to the above response. Should you have any questions, please do not hesitate to contact the writer directly at 604.643.3118.

Yours truly,

CLARK WILSON LLP

Per: /s/ William L. Macdonald

William L. Macdonald

WLM/lro

cc:	Vijesh Harakh

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